Other liabilities - non-current	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Other liabilities - non-current
26.	Other liabilities - non-current

Other liabilities non-current consist of the following:

	As at March 31,
	2019		2019		2018
	(In millions)
Employee benefit obligations	US$	883.5	Rs.	61,101.2	Rs.	41,007.6
Contract liabilities (refer note below)		675.7		46,730.9		41,116.2
Others		35.6		2,455.1		2,025.5

Total	US$	1,594.8	Rs.	110,287.2	Rs.	84,149.3

Note:

(a)	Statement showing movement of contract liabilities during the year

Year ended March 31, 2019
(In millions)
Opening contract liabilities (regrouped on transition to IFRS 15)	78,678.9
Transition impact of IFRS 15	2,766.9
Amount recognized in revenue during the year	(35,783.9)
Amount received in advance during the year	49,580.5
Amount refunded to customers during the year	(2,175.5)
Reversal of liabilities directly associated with assets held-for-sale	717.7
Currency translation	(1,279.9)

Balance at the end	92,504.7

Performance obligations in respect of amount received for future maintenance service and extended warranty will be fulfilled over a period of 6 years from year ending March 31, 2020 till March 31, 2025.

(b)	Contract liabilities comprise of the following:

As at
March 31, 2019
(In millions)
Advances received from customers - current	17,396.1
Deferred revenue - current	28,377.7
Deferred revenue -Non-current	46,730.9

Total contract liabilities	92,504.7

Until the previous year, Advances received from customers and Deferred revenue were separately presented which currently as per IFRS 15 are presented as Contract liabilities.